Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of estimated useful lives of property and equipment
Property and equipment
Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Estimated useful life
Electronic equipment	2-3 years
AI related equipment	2-3 years
Office equipment and fixtures	5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets

Schedule of estimated useful lives of intangible assets	The estimated useful life for the intangible assets is as follows:

Estimated useful life
Customer relationship	2-6 years
Trademarks	3-10 years
Technology	1-11 years
Online game licenses	1-5 years
User base	1 year
Domain names	1-10 years
Platform	5-6 years

Schedule of Revenue Disaggregated by Revenue Source
The following table presents the Company’s revenues disaggregated by revenue source:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
Internet business
Online advertising	2,074,256	855,430	354,604	55,645
Internet value-added services	1,296,555	525,476	299,155	46,944
AI and others
Advertising agency services(i)	73,762	84,993	61,588	9,665
Multi-cloud Management Services	—	3,501	41,443	6,503
Technical consulting and other services	58,607	35,504	17,236	2,704
Sale of AI hardware products	84,515	47,741	10,590	1,662

Total consolidated revenues	3,587,695	1,552,645	784,616	123,123

(i)
As disclosed under Segment reporting, the Group realigned its segments as CODM changed how it manages and assesses the Group’s segment performance. business. As such, the Group has retrospectively revised disaggregated revenue disclosure accordingly. Please refer to Note 2 Segment reporting for more information.